Debt, 2nd AVIC Facility (Details) - 2nd AVIC Facility [Member] $ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 14, 2023	Dec. 31, 2023 USD ($) Installment	Mar. 02, 2022 USD ($)
Debt [Abstract]
Face amount				$ 48,200
Term of time charter			10 years
Number of payment installments | Installment			40
Frequency of periodic payment			quarterly
Installment payment			$ 678
Balloon payment payable at maturity	$ 21,087		$ 21,087
LIBOR [Member]
Debt [Abstract]
Basis spread on variable rate	3.00%	3.50%
Variable rate	5.62%		5.62%